Principal Accounting Policies (Statutory Reserves) (Details) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PRC subsidiaries and VIEs [Member]
Schedule of statutory reserves [Line Items]
Portion of after-tax profit to be allocated to general reserve under PRC law	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve	50.00%
Appropriations to statutory reserves	3,408,849	19,325,938	11,909,284
ezTravel [Member]
Schedule of statutory reserves [Line Items]
Portion of after-tax profit to be allocated to general reserve under Taiwan regulations	10.00%
Appropriations to statutory reserves	1,255,911	1,569,788